SCHEDULE OF LONG TERM BORROWINGS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
2023	$ 4,426,000
2024	5,368,971
2025	466,735
2026	2,043,573
Total	$ 12,305,279	$ 2,449,318